UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders.

Semiannual Report

March 31, 2015 (unaudited)

Long/short equity funds

Turner Medical Sciences Long/Short Fund

Turner Spectrum Fund

Turner Titan Fund

U.S. growth equity funds

Turner Emerging Growth Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Contents

2	Letter to shareholders
3	Schedules of investments
19	Sector Weightings
20	Financial statements
34	Notes to financial statements
42	Board of Trustees considerations in approving the Advisory Agreement
43	Disclosure of fund expenses

Turner Funds

As of March 31, 2015, the Turner Funds offered a series of six mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $100,000 for the Turner Medical Sciences Long/Short Fund, the Turner Spectrum Fund, and the Turner Titan Fund) for regular accounts and $100,000 for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments, L.P., based in Berwyn, Pennsylvania, serves as the investment adviser for the Turner Funds. Turner Investments, L.P., founded in 1990, manages approximately $600 million in equity investments as of March 31, 2015.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2015 SEMIANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

The fourth quarter of 2014 witnessed a resurgence of small-capitalization growth stocks with the Russell 2000 Growth Index leading the market higher coming into year-end (Russell 2000 Growth Index + 10.1% vs. S&P 500 Index 4.9% for the quarter.) With continuing concerns over slowing growth out of China, Europe, and Japan, accompanied by quantitative easing in those economies; a strengthening USD; and falling energy prices as the Northern Hemisphere experienced the winter months, the U.S. economy enjoyed a resurgence in economic growth. The unemployment rate continued to tick lower (5.6%) and the FOMC formally ended their quantitative easing program.

As we welcomed 2015, anticipated weakening global demand, combined with the strength of the USD, weighed on the profitability of many large-capitalization multi-national companies which derive a significant portion of their revenues from outside the U.S. As expected, smaller capitalization names were more richly rewarded by investors than the broad market indices (S&P 500 Index +1.0% for Q1 2015) and growth-oriented portfolios tended to outperform value portfolios. The Russell 2500 Growth Index returned 7.4% in the first quarter of 2015, leading U.S. domestic indices for the quarter.

The current investment background provides a robust environment for active stock selection strategies, particularly those emphasizing companies whose products are introducing transformative and/or disruptive innovation in sectors of the economy where growth prospects are rewarded. Specifically, we note that we have consistently witnessed this phenomenon over the years where we have identified long-term secular trends in sectors such as Technology, Consumer Discretionary and Healthcare. By no means is this idea of transformative and/or disruptive innovation limited to these "tech-rich" sectors of the economy. Indeed, there are many facets of the economy that can benefit from "new" technology, such as transportation and logistics industries, that are experiencing something of a renaissance as a result of the booming natural resources development domestically as well as strong consumer demand from online consumers with expectations of immediate fulfillment.

Merger activity remains alive and well as consolidation to build scale continues in some industries. Q1 saw the announcement of the Kraft-Heinz merger, Expedia's acquisition of Orbitz, Shire's acquisition of NPS Pharmaceuticals and NXP Semiconductor's acquisition of Freescale. Apple replaced AT&T in the Dow Jones Industrial Average and became the largest market capitalization company ever, exceeding $725 billion.

Looking ahead, as the global markets' trajectory remains fueled by the surge in liquidity from foreign monetary authority quantitative easing, Turner grows increasingly more resolute in our commitment to the "pure growth" philosophy and discipline that have been hallmarks of our investment process since our founding twenty-five years ago this past March. We anticipate that continued, modest economic growth will be driven by innovation, as noted above, and that global monetary authorities will seek to manage their self-induced inflationary tendencies. Should the Fed be successful in draining excess liquidity from the markets, the USD will continue to strengthen, putting additional pressure on margins. Consequently, we expect to see a less homogenous equity market, with greater differentiation among stocks based on their ability to generate sustainable growth in earnings. Under the prevailing conditions, this should reward investors whose portfolios reflect their convictions and allow active portfolio management to lead to better than index returns over time.

We appreciate your investment in the Turner Funds and we look forward to continuing to serve you in the years ahead.

Sincerely,

Bob Turner

Chairman and Chief Investment Officer
Turner Investments

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of March 31, 2015, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

2 TURNER FUNDS 2015 SEMIANNUAL REPORT

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

March 31, 2015

	Shares	Value (000)
Common stock—93.9%†
Biotechnology—49.5%
Aegerion Pharmaceuticals*^	31,010	$812
AMAG Pharmaceuticals*^	42,220	2,308
Amarin ADR*^	482,820	1,130
ARIAD Pharmaceuticals*	60,820	501
Avalanche Biotechnologies*	12,570	509
Cancer Genetics*	82,360	643
Celladon*	34,050	645
Concert Pharmaceuticals*^	128,710	1,949
CTI BioPharma*	308,270	558
Discovery Laboratories*^ (a)	2,668,233	3,175
Dynavax Technologies*^	35,144	788
Emergent Biosolutions*^	59,710	1,717
Heron Therapeutics*^	110,260	1,604
Histogenics* (a)	27,850	278
Infinity Pharmaceuticals*^	55,830	781
Intercept Pharmaceuticals*^	5,920	1,670
Keryx Biopharmaceuticals*^	32,220	410
NephroGenex*	100,704	793
Ohr Pharmaceutical*	241,770	614
Progenics Pharmaceuticals*^	293,110	1,753
Prothena*^	165,290	6,304
PTC Therapeutics*^	23,770	1,446
Puma Biotechnology*^	4,035	953
Retrophin*^	141,350	3,387
Rigel Pharmaceuticals*	195,110	697
Trovagene*	92,960	633
Total Biotechnology		36,058
Health care equipment & supplies—1.1%
Unilife*^	193,888	777
Total Health care equipment & supplies		777
Pharmaceuticals—43.3%
Actavis*	3,350	997
Alcobra*^	188,350	1,060
Amphastar Pharmaceuticals*^	72,850	1,090
Bristol-Myers Squibb^	15,000	968
Cardiome Pharma*^ (a)	252,863	2,342
DepoMed*^	146,760	3,289
Dermira*^	42,730	656
Flamel Technologies SA ADR*^	130,865	2,353
GlaxoSmithKline ADR	20,860	963
Horizon Pharma PLC*^	196,590	5,104
	Shares	Value (000)
IGI Laboratories*^	500,442	$4,084
Merck^	40,700	2,339
Novartis AG ADR	13,490	1,330
Ocera Therapeutics*^	40,799	192
Pfizer^	68,430	2,381
Sagent Pharmaceuticals*	25,220	586
Sanofi ADR^	28,450	1,407
SteadyMed*	52,929	450
Total Pharmaceuticals		31,591
Total Common stock (Cost $56,839)**		68,426
Cash equivalent—5.4%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.083%‡	4,014,997	4,015
Total Cash equivalent (Cost $4,015)**		4,015
Total Investments—99.3% (Cost $60,854)**		72,441
Segregated cash with brokers—64.4%		46,918
Securities sold short—(66.1)% (Proceeds $(48,373))**		(48,200)
Net Other assets (liabilities)—2.4%		1,756
Net Assets—100.0%		$72,915

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2015.

  (a)  These securities have been deemed illiquid by the Adviser and represent 6.58% of Net Assets.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 3

FINANCIAL STATEMENTS (Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

March 31, 2015

	Shares	Value (000)
Common stock—36.0%
Biotechnology—15.9%
Acadia Pharmaceuticals	12,660	$413
Acorda Therapeutics	31,270	1,041
Agios Pharmaceuticals	12,320	1,162
Alnylam Pharmaceuticals	6,630	692
Bluebird Bio	11,350	1,371
Gilead Sciences	10,540	1,034
ImmunoGen	104,540	936
Juno Therapeutics	17,070	1,035
Kite Pharma	25,920	1,494
Ophthotech	22,500	1,047
Radius Health	9,310	383
United Therapeutics	5,590	964
Total Biotechnology		11,572
Food & Staples Retailing—0.9%
CVS Caremark	6,590	680
Total Food & Staples Retailing		680
Health care equipment & supplies—3.8%
Anika Therapeutics	44,090	1,815
Nevro	19,900	954
Total Health care equipment & supplies		2,769
Health care providers & services—5.2%
Aetna	9,190	979
DaVita	16,110	1,310
Humana	4,490	799
WellCare Health Plans	8,070	738
Total Health care providers & services		3,826
Life sciences tools & services—5.9%
BIO-Rad Laboratories, Cl A	12,490	1,689
Icon	9,390	662
Mettler-Toledo International	3,930	1,292
PAREXEL International	9,600	662
Total Life sciences tools & services		4,305
	Shares	Value (000)
Pharmaceuticals—4.3%
ANI Pharmaceuticals	23,750	$1,486
ENDO International PLC	9,760	875
Lannett	11,270	763
Total Pharmaceuticals		3,124
Total Common stock (Proceeds $26,494)*		26,276
Exchange traded funds—30.1%
Health Care Select Sector SPDR Fund	106,550	7,725
iShares NASDAQ Biotechnology ETF	17,480	6,003
iShares Russell 2000 Growth ETF	65,910	8,196
Total Exchange traded funds (Proceeds $21,879)*		21,924
Total Securities sold short—66.1% (Proceeds $48,373)*		$48,200

Percentages disclosed are based on total net assets of the Fund at March 31, 2015.

  *  This number is listed in thousands.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4 TURNER FUNDS 2015 SEMIANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

March 31, 2015

	Shares	Value (000)
Common stock—93.9%†
Consumer discretionary—16.8%
Advance Auto Parts^	2,990	$448
Amazon.com*^	670	249
Ann*^	4,650	191
Bloomin' Brands^	6,000	146
BorgWarner^	4,940	299
CBS, Cl B^	12,730	772
Chipotle Mexican Grill*^	420	273
Cinemark Holdings, Inc.^	3,480	157
Dollar Tree*^	5,280	428
General Motors^	10,580	397
G-III Apparel Group*^	1,610	181
Hanesbrands	7,000	235
Harley-Davidson^	4,990	303
Harman International Industries^	1,910	255
Hasbro	3,000	190
Hilton Worldwide Holdings*^	3,340	99
Home Depot^	2,420	275
JD.com ADR*^	9,000	264
La Quinta Holdings*^	11,000	260
MDC Partners^	8,000	227
MGM Resorts International*^	10,000	210
Mohawk Industries*^	1,210	225
Monro Muffler Brake^	3,530	230
Nike, Cl B^	1,500	150
O'Reilly Automotive*^	1,060	229
Oxford Industries	2,460	186
Signet Jewelers	1,510	210
Skechers U.S.A., Cl A*^	2,000	144
Tractor Supply^	3,000	255
Under Armour, Cl A*^	3,000	242
Walt Disney^	1,240	130
Zoe's Kitchen*^	5,400	180
Total Consumer discretionary		8,040
Consumer staples—3.8%
Constellation Brands, Cl A*^	1,750	203
Monster Beverage*^	2,720	376
PepsiCo^	1,250	120
Rite Aid*^	55,170	479
Sprouts Farmers Market*	8,730	308
WhiteWave Foods, Cl A*^	7,410	329
Total Consumer staples		1,815
	Shares	Value (000)
Energy—1.6%
Concho Resources*	1,380	$160
Independence Contract Drilling*^	34,385	240
Range Resources^	4,440	231
Whiting Petroleum*	4,990	154
Total Energy		785
Financials—11.9%
Ameris Bancorp^	9,310	246
Bank of the Ozarks^	12,768	472
BlackRock^	810	296
Boston Private Financial Holdings	8,710	106
CME Group^	2,030	192
East West Bancorp^	3,180	129
Essent Group*^	11,410	273
Hanmi Financial^	14,200	300
Invesco^	9,590	381
Janus Capital Group^	12,830	221
Moelis, Cl A^	7,900	238
Moody's^	4,970	516
PrivateBancorp^	10,130	356
Signature Bank*^	4,270	553
Simon Property Group^	1,690	331
Square 1 Financial, Cl A*^	13,660	366
TD Ameritrade Holdings^	19,060	709
Total Financials		5,685
Health care—30.4%
Actavis*^	1,480	440
Aegerion Pharmaceuticals*^	6,320	165
Alcobra*^	38,400	216
AMAG Pharmaceuticals*^	8,610	471
Amarin ADR*^	98,420	230
Amphastar Pharmaceuticals*^	14,850	222
ARIAD Pharmaceuticals*	12,400	102
Avalanche Biotechnologies*	2,560	104
Bristol-Myers Squibb^	3,060	197
Cancer Genetics*	15,570	122
Cardiome Pharma*^	42,491	393
Celladon*	5,690	108
Concert Pharmaceuticals*^	21,445	325
CTI BioPharma*	62,830	114
DepoMed*^	29,917	670
Dermira*^	8,710	134
Discovery Laboratories*^	493,996	588

TURNER FUNDS 2015 SEMIANNUAL REPORT 5

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Dynavax Technologies*^	7,160	$161
Emergent Biosolutions*^	12,170	350
Flamel Technologies SA ADR*^	26,679	480
GlaxoSmithKline ADR	3,670	169
Heron Therapeutics*^	22,480	327
Histogenics*	5,680	57
Horizon Pharma PLC*^	40,080	1,041
IGI Laboratories*^	87,330	713
Infinity Pharmaceuticals*^	11,380	159
Intercept Pharmaceuticals*^	1,210	341
Keryx Biopharmaceuticals*	6,570	84
McKesson^	1,280	290
Medtronic PLC^	3,620	282
Merck^	7,000	402
NephroGenex*^	18,000	142
Novartis AG ADR	2,320	229
Ocera Therapeutics*	8,321	39
Ohr Pharmaceutical*	40,280	102
Pfizer^	15,440	537
Progenics Pharmaceuticals*^	59,750	357
Prothena*^	33,690	1,285
PTC Therapeutics*^	4,490	273
Puma Biotechnology*^	820	194
Retrophin*^	28,630	686
Rigel Pharmaceuticals*^	39,770	142
Sagent Pharmaceuticals*^	5,140	120
Sanofi ADR	4,760	235
SteadyMed*	9,460	80
Thermo Fisher Scientific	1,430	192
Trovagene*^	18,950	129
Unilife*^	39,526	158
UnitedHealth Group, Cl B	1,040	123
Total Health care		14,480
Industrials—9.9%
AMETEK^	4,270	224
Canadian Pacific Railway^	2,420	442
Danaher Corp.	1,420	121
FedEx^	1,150	190
Greenbrier^	4,630	269
Honeywell International^	2,640	275
Hub Group, Cl A*^	7,360	289
Ingersoll-Rand^	1,810	123
Kansas City Southern	2,280	233
Louis XIII Holdings*	600,000	225
	Shares	Value (000)
NN^	16,100	$404
Ryder System^	4,130	392
Spirit Airlines*^	7,100	550
Swift Transportation*^	20,060	522
TASER International*^	4,000	96
United Rentals*^	2,230	203
XPO Logistics*	4,170	190
Total Industrials		4,748
Information technology—13.4%
Actua*^	15,000	232
Alliance Data Systems*^	1,280	379
Apple^	2,290	285
Applied Materials^	4,870	110
Avago Technologies^	1,150	146
Benefitfocus*	2,200	81
Cisco Systems^	6,110	168
Criteo SA ADR*^	5,000	198
Digimarc^	42,000	923
Equinix^	620	144
Facebook, Cl A*^	8,980	738
Fortinet*	2,200	77
LinkedIn, Cl A*^	750	187
Mobileye NV*^	17,160	721
NXP Semiconductors*^	1,430	144
Remark Media*^ (a)	90,000	386
Salesforce.com*^	3,040	203
Texas Instruments^	5,110	292
Visa, Cl A^	8,640	565
WEX*^	3,830	411
Total Information technology		6,390
Materials—6.1%
A. Schulman	2,880	139
Agnico Eagle Mines^	17,380	486
Clearwater Paper Corp.*^	4,420	289
Huntsman^	25,910	574
Lyondellbasell Industries, Cl A	850	75
Methanex^	3,710	199
Packaging Corp. of America^	4,370	342
PolyOne	2,610	97
Potash Corp. of Saskatchewan^	18,060	582

6 TURNER FUNDS 2015 SEMIANNUAL REPORT

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Senomyx*^	30,000	$132
Total Materials		2,915
Total Common stock (Cost $39,079)**		44,858
Warrant—0.5%
Financials—0.5%
Atlas Mara Co-Nvest* (a)	472,160	236
Total Financials		236
Total Warrant (Cost $92)**		236
Total Investments—94.4% (Cost $39,171)**		45,094
Segregated cash with brokers—37.4%		17,863
Securities sold short—(60.3)% (Proceeds $(28,702))**		(28,805)
Net Other assets (liabilities)—28.5%		13,629
Net Assets—100.0%		$47,781

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  (a)  These securities have been deemed illiquid by the Adviser and represent 1.30% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 7

FINANCIAL STATEMENTS (Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

March 31, 2015

	Shares	Value (000)
Common stock—42.5%
Consumer discretionary—8.7%
Autoliv	4,240	$499
AutoZone	940	641
Bed Bath & Beyond	1,300	100
Buffalo Wild Wings	850	154
CarMax	5,510	380
Discovery Communications, Cl A	3,600	111
Ford Motor	28,540	461
Group 1 Automotive, Inc.	3,050	263
KB Home	17,700	276
Macy's	2,740	178
Mattel	7,430	170
Swatch Group AG, Bearer Shares	431	183
Tumi Holdings	15,660	383
Yum! Brands	4,250	335
Total Consumer discretionary		4,134
Consumer staples—1.7%
Costco Wholesale	1,210	183
CVS Caremark	1,340	138
Hain Celestial Group	1,510	97
Procter & Gamble	1,480	121
Wal-Mart Stores	3,170	261
Total Consumer staples		800
Energy—1.0%
Continental Resources	1,790	78
Schlumberger	4,850	405
Total Energy		483
Financials—5.8%
Artisan Partners Asset Management	4,220	192
Camden Property Trust	4,450	348
Comerica	2,250	102
Commerce Bancshares, Inc.	4,350	184
Franklin Resources	9,550	489
Host Hotels & Resorts	2,260	46
Prudential Financial, Inc.	1,450	116
Realogy Holdings	4,370	199
Royal Bank of Canada	6,340	382
State Street	1,310	96
T. Rowe Price Group	1,550	126
Unum Group	7,870	265
	Shares	Value (000)
Waddell & Reed Financial, Inc., Cl A	4,760	$236
Total Financials		2,781
Health care—10.6%
Acadia Pharmaceuticals	2,580	84
Acorda Therapeutics	6,370	212
Aetna	1,620	173
Agios Pharmaceuticals	2,510	237
Alnylam Pharmaceuticals	1,350	141
ANI Pharmaceuticals	4,840	302
Anika Therapeutics	8,990	369
Baxter International	810	55
BIO-Rad Laboratories, Cl A	2,180	295
Bluebird Bio	1,900	229
DaVita	2,880	234
ENDO International PLC	1,780	160
Express Scripts Holdings	1,300	113
Gilead Sciences	1,760	173
Humana	920	164
Icon	1,650	116
ImmunoGen	21,310	191
Johnson & Johnson	630	63
Juno Therapeutics	2,850	173
Kite Pharma	5,280	304
Lannett	2,050	139
Mettler-Toledo International	720	237
Nevro	4,060	195
Ophthotech	4,590	214
PAREXEL International	1,690	117
Radius Health	1,900	78
United Therapeutics	1,000	172
WellCare Health Plans	1,650	151
Total Health care		5,091
Industrials—8.4%
3M	1,930	318
Beacon Roofing Supply	4,650	146
C.H. Robinson Worldwide	5,530	405
CNH Industrial NV	30,150	246
Deere	8,960	786
Hunt (JB) Transportation Services	3,370	288
Norfolk Southern	3,890	400
Owens Corning	10,730	466
Parker Hannifin	590	70

8 TURNER FUNDS 2015 SEMIANNUAL REPORT

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Pentair PLC	1,560	$98
Rockwell Automation	3,570	414
Stericycle	710	100
Titan Machinery	20,241	270
Total Industrials		4,007
Information technology—4.3%
ASML Holding NV	530	54
Cimpress NV	2,520	213
Citrix Systems	1,240	79
eBay	1,250	72
EMC	2,720	70
Fairchild Semiconductor International	5,750	105
KLA-Tencor	1,860	108
Micron Technology, Inc.	4,530	123
Microsoft	4,720	192
Tech Data	1,290	75
Trimble Navigation	18,990	478
Twitter	1,010	51
Western Union	17,750	368
Yelp	1,100	52
Total Information technology		2,040
Materials—2.0%
Agrium	1,340	140
Airgas	2,410	256
Cia de Minas Buenaventura SA ADR	9,980	101
FMC	760	44
Monsanto	850	96
Newmont Mining	15,130	327
Total Materials		964
Total Common stock (Proceeds $20,077)*		20,300
Exchange traded funds—17.8%
Consumer Staples Select Sector SPDR Fund	4,940	241
Energy Select Sector SPDR Fund	7,180	557
Health Care Select Sector SPDR Fund	18,330	1,329
iShares NASDAQ Biotechnology ETF	3,160	1,085
iShares Russell 2000 Growth ETF	1,200	182
	Shares	Value (000)
iShares Russell 2000 Growth ETF	11,340	$1,410
iShares U.S. Financials ETF	5,290	471
Market Vectors Oil Service ETF	14,730	497
SPDR S&P 500 ETF Trust	3,600	743
SPDR S&P MidCap 400 ETF Trust	900	250
SPDR S&P Oil & Gas Exploration & Production ETF	4,850	251
Teucrium Corn Fund ETF	15,092	373
Vanguard Consumer Discretionary ETF	2,310	283
Vanguard S&P 500 ETF	1,940	367
Vanguard Small-Cap Growth ETF	2,020	266
VelocityShares Daily Inverse VIX Short-Term ETN	5,780	200
Total Exchange traded funds (Proceeds $8,625)*		8,505
Total Securities sold short—60.3% (Proceeds $28,702)*		$28,805

Percentages disclosed are based on total net assets of the Fund at March 31, 2015.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Titan Fund

March 31, 2015

	Shares	Value (000)
Common stock—80.7%†
Consumer discretionary—13.9%
Amazon.com*	810	$301
Bloomin' Brands	7,100	173
CBS, Cl B	5,820	353
Cinemark Holdings	4,220	190
Dollar Tree*	2,180	177
Hilton Worldwide Holdings*^	4,090	121
Nike, Cl B	1,840	185
Walt Disney	1,460	153
Total Consumer discretionary		1,653
Consumer staples—8.9%
Constellation Brands, Cl A*	2,190	254
Monster Beverage*^	850	118
PepsiCo	1,550	148
Rite Aid*	30,500	266
Sprouts Farmers Market*	4,200	148
WhiteWave Foods, Cl A*	2,800	124
Total Consumer staples		1,058
Energy—2.7%
Concho Resources*	1,690	196
Range Resources	2,510	131
Total Energy		327
Financials—8.4%
BlackRock	1,010	370
CME Group	2,510	238
East West Bancorp	3,760	152
TD Ameritrade Holdings^	6,580	245
Total Financials		1,005
Health care—13.2%
Actavis*	1,110	330
McKesson^	1,570	355
Medtronic PLC	4,440	346
Pfizer	4,420	154
Thermo Fisher Scientific	1,770	238
UnitedHealth Group, Cl B	1,240	147
Total Health care		1,570
	Shares	Value (000)
Industrials—6.6%
Canadian Pacific Railway	800	$146
Danaher Corp.	1,740	148
Honeywell International	3,240	338
Ingersoll-Rand^	2,210	150
Total Industrials		782
Information technology—25.2%
Apple^	2,840	353
Applied Materials	6,040	136
Avago Technologies	1,400	178
Benefitfocus*	2,700	99
Cisco Systems	7,570	208
Equinix	780	182
Facebook, Cl A*^	4,840	398
Fortinet*	2,700	94
LinkedIn, Cl A*^	920	230
Mobileye NV*	2,100	88
NXP Semiconductors*	1,740	175
Salesforce.com*^	3,770	252
Texas Instruments	6,210	355
Visa, Cl A	4,080	267
Total Information technology		3,015
Materials—1.8%
Lyondellbasell Industries, Cl A	1,040	91
Potash Corp. of Saskatchewan	3,690	119
Total Materials		210
Total Common stock (Cost $8,577)**		9,620

10 TURNER FUNDS 2015 SEMIANNUAL REPORT

Schedule of investments

Turner Titan Fund

	Shares	Value (000)
Cash equivalent—18.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.083%‡	2,255,827	$2,256
Total Cash equivalent (Cost $2,256)**		2,256
Total Investments—99.6% (Cost $10,833)**		11,876
Segregated cash with brokers—45.4%		5,416
Securities sold short—(45.5)% (Proceeds $(5,452))**		(5,431)
Net Other assets (liabilities)—0.5%		63
Net Assets—100.0%		$11,924

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 11

FINANCIAL STATEMENTS (Unaudited)

Schedule of securities sold short

Turner Titan Fund

March 31, 2015

	Shares	Value (000)
Common stock—35.4%
Consumer discretionary—4.6%
Bed Bath & Beyond	1,590	$122
Discovery Communications, Cl A	4,440	137
Tumi Holdings	5,710	140
Yum! Brands	1,930	151
Total Consumer discretionary		550
Consumer staples—1.0%
Hain Celestial Group	1,850	118
Total Consumer staples		118
Energy—2.4%
Continental Resources	2,180	95
Schlumberger	2,270	190
Total Energy		285
Financials—5.8%
Comerica	2,660	120
Franklin Resources	1,920	99
Host Hotels & Resorts	2,800	57
Prudential Financial	1,750	140
State Street	1,590	117
T. Rowe Price Group	1,900	153
Total Financials		686
Health care—2.4%
Baxter International	930	64
Express Scripts Holdings	1,610	140
Johnson & Johnson	770	77
Total Health care		281
Industrials—7.0%
C.H. Robinson Worldwide	1,610	118
Norfolk Southern	1,440	148
Parker Hannifin	720	86
Pentair PLC	1,840	116
Rockwell Automation	2,110	244
Stericycle	870	122
Total Industrials		834
Information technology—10.8%
ASML Holding NV	660	67
Citrix Systems	1,440	92
eBay	1,530	88
	Shares	Value (000)
EMC	3,220	$82
Fairchild Semiconductor International	7,100	129
KLA-Tencor	2,300	134
Micron Technology	5,610	153
Microsoft	5,840	238
Tech Data	1,570	91
Twitter	1,240	62
Western Union	4,600	96
Yelp	1,340	63
Total Information technology		1,295
Materials—1.4%
FMC	940	54
Monsanto	1,050	118
Total Materials		172
Total Common stock (Proceeds $4,244)*		4,221
Exchange traded funds—10.1%
SPDR S&P 500 ETF Trust	4,400	908
SPDR S&P MidCap 400 ETF Trust	1,090	302
Total Exchange traded funds (Proceeds $1,208)*		1,210
Total Securities sold short—45.5% (Proceeds $5,452)*		$5,431

Percentages disclosed are based on total net assets of the Fund at March 31, 2015.

  *  This number is listed in thousands.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12 TURNER FUNDS 2015 SEMIANNUAL REPORT

Schedule of investments

Turner Emerging Growth Fund

March 31, 2015

	Shares	Value (000)
Common stock—96.8%†
Consumer discretionary—13.8%
Black Diamond*^	29,390	$278
Boot Barn Holdings*	68,580	1,640
Carmike Cinemas*	63,680	2,140
Kona Grill*	85,000	2,415
LGI Homes*^	34,290	571
Lithia Motors, Cl A	11,760	1,169
Rentrak*^	20,000	1,111
The Habit Restaurants, Cl A*^	56,960	1,831
The New Home*	24,490	391
Zoe's Kitchen*^	68,580	2,283
Total Consumer discretionary		13,829
Consumer staples—2.9%
Boston Beer, Cl A*	3,260	872
Boulder Brands*	63,340	604
Smart & Final Stores*	78,370	1,379
Total Consumer staples		2,855
Energy—2.5%
Callon Petroleum*	58,780	439
Diamondback Energy*	7,500	576
Independence Contract Drilling*	83,270	580
Panhandle Oil & Gas, Cl A	20,400	404
PDC Energy*	8,820	477
Total Energy		2,476
Financials—6.7%
Banc of California	117,560	1,447
Bryn Mawr Bank	53,880	1,638
Hanmi Financial	59,580	1,260
Square 1 Financial, Cl A*	88,170	2,361
Total Financials		6,706
Health care—31.0%
Acadia Healthcare*^	10,780	772
Akorn*	20,000	950
AMAG Pharmaceuticals*	15,000	820
Anacor Pharmaceuticals*	15,000	868
Atricure*^	78,370	1,606
Avalanche Biotechnologies*	14,690	595
Biodelivery Sciences International*^	75,000	788
Biotelemetry*	79,980	708
	Shares	Value (000)
Cardiovascular Systems*^	35,000	$1,366
DepoMed*	63,680	1,427
Discovery Laboratories*	367,030	437
Fluidigm*^	24,490	1,031
HealthEquity*^	68,580	1,714
Horizon Pharma PLC*	73,470	1,908
IGI Laboratories*^	97,960	799
Inogen*	19,590	627
Intersect ENT*^	71,510	1,847
LDR Holding*^	65,000	2,382
NanoString Technologies*^	85,000	866
Natus Medical*	42,120	1,662
Prothena*	24,490	934
PTC Therapeutics*	18,000	1,095
Receptos*	17,000	2,804
Repligen*	48,980	1,487
Ultragenyx Pharmaceutical*	10,000	621
Vascular Solutions*	29,390	891
Total Health care		31,005
Industrials—7.8%
Astronics*	22,530	1,661
Covenant Transport Group, Cl A*	42,120	1,397
Echo Global Logistics*^	35,000	954
Multi-Color	19,590	1,358
PGT*	68,580	766
TASER International*^	44,080	1,063
WageWorks*^	12,190	650
Total Industrials		7,849
Information technology—29.0%
Actua*	122,460	1,897
Ambarella*^	40,000	3,026
BroadSoft*	30,000	1,004
Callidus Software*	90,000	1,141
Canadian Solar*	24,490	818
Criteo SA ADR*	48,980	1,935
Demandware*^	17,630	1,074
Digimarc^	58,000	1,273
FARO Technologies*^	22,530	1,400
Fleetmatics Group PLC*^	24,000	1,076
Immersion*	68,580	630
Inphi*	88,170	1,572
Manhattan Associates*	21,550	1,091
Monolithic Power Systems	39,190	2,063

TURNER FUNDS 2015 SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Pixelworks*^	160,000	$803
Proofpoint*	44,080	2,610
SPS Commerce*	14,690	986
Textura*^	34,290	932
The Rubicon Project*	137,150	2,458
TubeMogul*^	53,520	740
Workiva*^	34,330	494
Total Information technology		29,023
Materials—2.0%
Headwaters*	48,980	899
KapStone Paper & Packaging	19,590	643
Senomyx*^	108,680	479
Total Materials		2,021
Telecommunication services—1.1%
inContact*	97,960	1,068
Total Telecommunication services		1,068
Total Common stock (Cost $73,825)**		96,832
Cash equivalent — 28.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.083%‡ (1)	28,597,054	28,597
Total Cash equivalent (Cost $28,597)**		28,597
Total Investments—125.4% (Cost $102,422)**		125,429
Net Other assets (liabilities)—(25.4)%		(25,400)
Net Assets—100.0%		$100,029

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2015 was $25,835**.

  ^  Security fully or partially on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $23,173**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2015.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

14 TURNER FUNDS 2015 SEMIANNUAL REPORT

Schedule of investments

Turner Midcap Growth Fund

March 31, 2015

	Shares	Value (000)
Common stock—97.4%†
Consumer discretionary—15.8%
Advance Auto Parts	34,360	$5,143
Bloomin' Brands	67,790	1,649
BorgWarner	62,670	3,790
Chipotle Mexican Grill*	6,270	4,079
Dollar Tree*	84,700	6,874
GoPro, Cl A*	49,790	2,161
Home Depot	13,000	1,477
Nike, Cl B	11,790	1,183
Polaris Industries^	18,310	2,584
Starwood Hotels & Resorts Worldwide	42,040	3,510
Walt Disney	21,180	2,222
Wynn Resorts	14,675	1,847
Total Consumer discretionary		36,519
Consumer staples—10.3%
Hershey	35,530	3,585
Keurig Green Mountain	24,220	2,706
Mead Johnson Nutrition, Cl A	53,450	5,373
Monster Beverage*	24,830	3,436
Sprouts Farmers Market*	70,190	2,473
WhiteWave Foods, Cl A*	141,890	6,292
Total Consumer staples		23,865
Energy—0.8%
Concho Resources*	16,698	1,936
Total Energy		1,936
Financials—10.2%
Affiliated Managers Group*	24,980	5,365
Intercontinental Exchange Group	12,770	2,979
Moody's	45,810	4,755
Signature Bank*	43,600	5,650
TD Ameritrade Holdings	130,145	4,849
Total Financials		23,598
Health care—18.3%
Actavis*	12,020	3,577
Alexion Pharmaceuticals*	28,084	4,867
AmerisourceBergen, Cl A	26,080	2,965
Celgene*	14,560	1,678
Cooper	16,910	3,169
HCA Holdings*	25,020	1,882
	Shares	Value (000)
Horizon Pharma PLC*	106,610	$2,769
Intercept Pharmaceuticals*	8,270	2,332
Jazz Pharmaceuticals*	26,610	4,598
McKesson	7,770	1,758
Mylan NV*	83,310	4,945
Regeneron Pharmaceuticals*	9,030	4,077
Veeva Systems, Cl A*^	85,360	2,179
Vertex Pharmaceuticals*	14,680	1,732
Total Health care		42,528
Industrials—6.7%
AMETEK	70,010	3,678
Honeywell International	22,480	2,345
Ingersoll-Rand	43,440	2,957
Kansas City Southern	19,390	1,979
Roper Industries	26,280	4,521
Total Industrials		15,480
Information technology—28.8%
Adobe Systems*	17,180	1,270
Alliance Data Systems*^	19,950	5,910
Apple	36,080	4,489
Applied Materials	174,990	3,948
Avago Technologies	53,620	6,809
Cavium*^	109,769	7,774
Facebook, Cl A*	29,230	2,403
HomeAway*	93,930	2,834
LinkedIn, Cl A*	23,240	5,807
Mobileye NV*	27,680	1,163
NXP Semiconductors*	67,050	6,729
Salesforce.com*	33,600	2,245
ServiceNow*^	66,530	5,241
SunEdison*	154,620	3,711
Visa, Cl A	39,440	2,580
Workday, Cl A*^	45,992	3,882
Total Information technology		66,795
Materials—4.9%
International Flavors & Fragrances	16,310	1,915
Methanex	58,560	3,137
PolyOne	66,100	2,469
PPG Industries	17,280	3,897
Total Materials		11,418

TURNER FUNDS 2015 SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Telecommunication services—1.6%
SBA Communications, Cl A*	31,230	$3,657
Total Telecommunication services		3,657
Total Common stock (Cost $187,110)**		225,796
Cash equivalent—11.%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.083%‡ (1)	26,121,486	26,121
Total Cash equivalent (Cost $26,121)**		26,121
Total Investments—108.7% (Cost $213,231)**		251,917
Net Other assets (liabilities)—(8.7)%		(20,083)
Net Assets—100.0%		$231,834

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2015 was $20,421**.

  ^  Security fully or partially on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $19,709**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

16 TURNER FUNDS 2015 SEMIANNUAL REPORT

Schedule of investments

Turner Small Cap Growth Fund

March 31, 2015

	Shares	Value (000)
Common stock—98.5%†
Consumer discretionary—16.6%
Burlington Stores*	9,500	$564
Core-Mark Holding	12,290	790
Gentherm*	8,000	404
G-III Apparel Group*^	8,000	901
La Quinta Holdings*	39,170	928
Lithia Motors, Cl A	10,000	995
MDC Partners	26,000	737
Monro Muffler Brake	10,000	651
Papa John's International	8,000	494
Restoration Hardware Holdings*	4,730	469
Skechers U.S.A., Cl A*	10,000	719
TRI Pointe Homes*	50,000	772
Zoe's Kitchen*	28,350	944
Total Consumer discretionary		9,368
Consumer staples—0.7%
Boston Beer, Cl A*	1,390	372
Total Consumer staples		372
Energy—1.9%
Diamondback Energy*	14,180	1,090
Total Energy		1,090
Financials—6.3%
Bank of the Ozarks^	26,500	978
Essent Group*	31,230	747
Kennedy-Wilson Holdings	14,000	366
MarketAxess Holdings	7,500	622
PrivateBancorp	23,000	809
Total Financials		3,522
Health care—30.1%
ABIOMED*	9,450	676
Acadia Healthcare*^	9,450	677
Akorn*	6,000	285
AMAG Pharmaceuticals*	14,180	775
Amphastar Pharmaceuticals*	38,120	570
Celldex Theraputics*^	18,000	502
Cepheid*	5,500	313
CTI BioPharma*	145,000	262
DepoMed*	19,000	426
Dyax*	30,000	503
ExamWorks Group*	11,340	472
	Shares	Value (000)
Fluidigm*^	20,790	$875
Horizon Pharma PLC*	40,000	1,039
Insys Therapeutics*	10,000	581
Isis Pharmaceuticals*^	3,500	223
LDR Holding*	43,200	1,582
LifePoint Hospitals*	9,000	661
NxStage Medical*	35,000	606
Prothena*	26,460	1,009
PTC Therapeutics*	6,500	396
Puma Biotechnology*^	4,200	992
Receptos*	6,140	1,012
Repligen*	38,460	1,167
Spectranetics Corp.*	20,000	695
Veeva Systems, Cl A*^	25,000	638
Total Health care		16,937
Industrials—10.9%
Apogee Enterprises	14,180	613
Chart Industries*	12,290	431
Forward Air	9,450	513
Greenbrier^	18,630	1,081
Insperity	7,090	371
Knight Transportation^	12,290	396
TASER International*^	21,770	525
Trex*	12,130	661
WageWorks*	5,000	267
XPO Logistics*^	28,350	1,288
Total Industrials		6,146
Information technology—27.9%
Ambarella*	12,000	909
Belden	11,340	1,061
Cavium*^	19,000	1,346
CoreLogic*	20,000	705
Criteo SA ADR*	20,000	790
Demandware*^	13,000	792
Digimarc^ (a)	95,000	2,084
Endurance International Group Holdings*^	18,900	360
Envestnet*^	15,000	841
Guidewire Software*	20,790	1,094
HubSpot*	24,000	958
Integrated Device Technology*	34,000	681
Manhattan Associates*	8,000	405
Monolithic Power Systems	15,120	796

TURNER FUNDS 2015 SEMIANNUAL REPORT 17

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Proofpoint*	11,340	$672
Qorvo*	8,510	678
Synaptics*	8,000	650
The Ultimate Software Group*	5,200	884
Total Information technology		15,707
Materials—4.1%
Headwaters*	55,420	1,016
Platform Specialty Products*	25,000	642
PolyOne	6,000	224
Senomyx*^	100,000	441
Total Materials		2,323
Total Common stock (Cost $43,536)**		55,464
Cash equivalent—22.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.083%‡ (1)	12,693,853	12,694
Total Cash equivalent (Cost $12,694)**		12,694
Total Investments—121.1% (Cost $56,230)**		68,158
Net Other assets (liabilities)—(21.1)%		(11,857)
Net Assets—100.0%		$56,301

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2015 was $11,842**.

  ^  Security fully or partially on loan at March 31, 2015. The total value of securities on loan at March 31, 2015 was $10,703**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2015.

  (a)  These securities have been deemed illiquid by the Adviser and represent 3.70% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

18 TURNER FUNDS 2015 SEMIANNUAL REPORT

SECTOR WEIGHTINGS (Unaudited)

The following tables show the fund composition allocated by sector. The fund composition is subject to change, and the percentages are based on total investments.

1  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in the Notes to financial statements for more detailed information.

TURNER FUNDS 2015 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS (Unaudited)

Statements of assets and liabilities (000)

March 31, 2015

	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund	Turner Titan Fund
Assets:
Investment securities, at cost	$60,854	$39,171	$10,833
Investment securities, at value	$72,441	$45,094	$11,876
Cash	—	14,740	—
Deposits with brokers for securities sold short	46,918	17,863	5,416
Foreign currency, at value	—	3	—
Receivable for investment securities sold	3,499	2,359	1,123
Receivable for capital shares sold	2,716	61	—
Prepaid expenses	26	16	19
Receivable for dividend income	11	14	6
Reclaim receivable	2	2	—
Total assets	125,613	80,152	18,440
Liabilities:
Securities sold short, at proceeds	48,373	28,702	5,452
Securities sold short, at value	48,200	28,805	5,431
Foreign currency overdraft, at value	2	—	—
Payable for investment securities purchased	4,322	2,686	1,060
Obligation to return securities lending collateral	—	—	—
Payable for capital shares redeemed	53	583	—
Dividends payable on securities sold short (Note 2)	22	41	6
Payable due to investment adviser	74	35	6
Payable due to administrator	4	3	1
Payable due to shareholder servicing	7	2	—
Payable due to distributor	2	1	—
Payable due to transfer agent	1	66	3
Payable due to custodian	—	19	2
Payable for trustee fees	1	7	1
Other accrued expenses	10	123	6
Total liabilities	52,698	32,371	6,516
Net assets	$72,915	$47,781	$11,924
*Includes market value of securities on loan of:	$—	$—	$—
Net assets:
Portfolio capital	$65,638	$51,237	$10,757
Distributions in excess of investment income	(481)	(7,194)	(64)
Accumulated net realized gain (loss) from investments, securities sold short, written options and foreign currency transactions	(4,002)	(2,081)	167
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	11,760	5,819	1,064
Net assets	$72,915	$47,781	$11,924
Outstanding shares of beneficial interest — Institutional Class Shares (1)	2,059	3,984	1,071
Outstanding shares of beneficial interest — Investor Class Shares (1)	2,727	927	24
Outstanding shares of beneficial interest — Class C Shares (1)	281	227	26
Outstanding shares of beneficial interest — Retirement Class Shares (1)	—	—	—
Net assets — Institutional Class Shares	$29,860	$37,295	$11,405
Net assets — Investor Class Shares	$39,153	$8,508	$258
Net assets — Class C Shares	$3,902	$1,978	$261
Net assets — Retirement Class Shares	$—	$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$14.50	$9.36	$10.65
Net asset value, offering and redemption price per share — Investor Class Shares	$14.36	$9.17 †	$10.52	†
Net asset value, offering and redemption price per share — Class C Shares	$13.89	$8.71	$10.14	†
Net asset value, offering and redemption price per share — Retirement Class Shares	$—	$—	$—

20 TURNER FUNDS 2015 SEMIANNUAL REPORT

	Turner Emerging Growth Fund		Turner Midcap Growth Fund		Turner Small Cap Growth Fund
Assets:
Investment securities, at cost	$102,422		$213,231		$56,230
Investment securities, at value	$125,429	*	$251,917	*	$68,158	*
Cash	—		—		—
Deposits with brokers for securities sold short	—		—		—
Foreign currency, at value	—		—		—
Receivable for investment securities sold	7,136		4,877		2,308
Receivable for capital shares sold	40		82		10
Prepaid expenses	29		49		21
Receivable for dividend income	107		60		31
Reclaim receivable	—		—		—
Total assets	132,741		256,985		70,528
Liabilities:
Securities sold short, at proceeds	—		—		—
Securities sold short, at value	—		—		—
Foreign currency overdraft, at value	—		—		—
Payable for investment securities purchased	3,835		4,271		2,220
Obligation to return securities lending collateral	25,835		20,421		11,842
Payable for capital shares redeemed	2,870		115		68
Dividends payable on securities sold short (Note 2)	—		—		—
Payable due to investment adviser	48		61		16
Payable due to administrator	5		25		2
Payable due to shareholder servicing	18		40		12
Payable due to distributor	—		1		—
Payable due to transfer agent	19		49		14
Payable due to custodian	2		4		3
Payable for trustee fees	5		10		7
Other accrued expenses	75		154		43
Total liabilities	32,712		25,151		14,227
Net assets	$100,029		$231,834		$56,301
*Includes market value of securities on loan of:	$23,173		$19,709		$10,703
Net assets:
Portfolio capital	$62,954		$172,996		$33,788
Distributions in excess of investment income	(364)		(626)		(1,429)
Accumulated net realized gain (loss) from investments, securities sold short, written options and foreign currency transactions	14,432		20,778		12,014
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	23,007		38,686		11,928
Net assets	$100,029		$231,834		$56,301
Outstanding shares of beneficial interest — Institutional Class Shares (1)	569		1,743		—
Outstanding shares of beneficial interest — Investor Class Shares (1)	2,602		7,779		2,999
Outstanding shares of beneficial interest — Class C Shares (1)	—		—		—
Outstanding shares of beneficial interest — Retirement Class Shares (1)	—		194		—
Net assets — Institutional Class Shares	$18,488		$42,903		$—
Net assets — Investor Class Shares	$81,541		$184,758		$56,301
Net assets — Class C Shares	$—		$—		$—
Net assets — Retirement Class Shares	$—		$4,173		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$32.51	†	$24.62	†	$—
Net asset value, offering and redemption price per share — Investor Class Shares	$31.34		$23.75		$18.77
Net asset value, offering and redemption price per share — Class C Shares	$—		$—		$—
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$21.46	†	$—

(1)  Unlimited authorization — par value $0.00001.

†  Differences in net asset value recalculation and net asset value stated are caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS (Unaudited)

Statements of operations (000)

	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund	Turner Titan Fund
	period ended 3/31/15	period ended 3/31/15	period ended 3/31/15
Investment income:
Dividend	$12	$308	$64
Securities lending	—	—	—
Foreign taxes withheld	—	(3)	(2)
Total investment income	12	305	62
Expenses:
Investment advisory fees	295	623	90
Administration fees	29	62	9
Shareholder service fees (1)	15	13	1
Shareholder service fees (2)	4	3	—
Shareholder service fees (3)	—	—	—
Distribution fees (2)	11	9	1
Distribution fees (3)	—	—	—
Accounting agent fees	—	5	1
Dividend expense	60	140	10
Broker fees and charges on short sales	242	317	11
Custodian fees	5	54	9
Transfer agent fees	13	112	7
Registration fees	23	27	24
Professional fees	17	75	7
Trustees' fees	10	38	4
Insurance and other fees	21	65	6
Total expenses	745	1,542	180
Less:
Investment advisory fee waiver	(252)	(593)	(54)
Net expenses	493	949	126
Net investment income (loss)	(481)	(644)	(64)
Net realized gain from securities sold	6,497	8,009	595
Net realized loss from securities sold short	(8,509)	(4,737)	(178)
Net realized gain on foreign currency transactions	—	1	—
Net change in unrealized appreciation (depreciation) on investments	8,406	(2,828)	445
Net change in unrealized appreciation (depreciation) on securities sold short	405	(2,175)	(148)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(1)	—
Net realized and unrealized gain (loss) from investments, options and foreign currencies	6,799	(1,731)	714
Net increase (decrease) in net assets resulting from operations	$6,318	$(2,375)	$650

22 TURNER FUNDS 2015 SEMIANNUAL REPORT

	Turner Emerging Growth Fund	Turner Midcap Growth Fund	Turner Small Cap Growth Fund
	period ended 3/31/15	period ended 3/31/15	period ended 3/31/15
Investment income:
Dividend	$112	$627	$105
Securities lending	302	17	82
Foreign taxes withheld	—	—	—
Total investment income	414	644	187
Expenses:
Investment advisory fees	591	837	425
Administration fees	88	166	63
Shareholder service fees (1)	123	222	106
Shareholder service fees (2)	—	—	—
Shareholder service fees (3)	—	6	—
Distribution fees (2)	—	—	—
Distribution fees (3)	—	6	—
Accounting agent fees	1	1	1
Dividend expense	—	—	—
Broker fees and charges on short sales	—	—	—
Custodian fees	11	18	16
Transfer agent fees	60	140	47
Registration fees	22	30	11
Professional fees	65	124	48
Trustees' fees	36	72	26
Insurance and other fees	71	131	49
Total expenses	1,068	1,753	792
Less:
Investment advisory fee waiver	(266)	(483)	(263)
Net expenses	802	1,270	529
Net investment income (loss)	(388)	(626)	(342)
Net realized gain from securities sold	15,779	32,530	16,899
Net realized loss from securities sold short	—	—	—
Net realized gain on foreign currency transactions	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(2,942)	(12,014)	(8,591)
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—
Net realized and unrealized gain (loss) from investments, options and foreign currencies	12,837	20,516	8,308
Net increase (decrease) in net assets resulting from operations	$12,449	$19,890	$7,966

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

(3)  Attributable to Retirement Class Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Medical Sciences Long/Short Fund		Turner Spectrum Fund
	period ended 3/31/15 (Unaudited)	year ended 9/30/14	period ended 3/31/15 (Unaudited)	year ended 9/30/14
Investment activities:
Net investment loss	$(481)	$(587)	$(644)	$(3,760)
Net realized gain (loss) from securities sold and securities sold short	(2,012)	2,405	3,272	61,738
Net realized gain on written options contracts	—	—	—	207
Net realized gain (loss) on foreign currency transactions	—	(2)	1	(58)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	8,811	1,547	(5,003)	(38,384)
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	—	(31)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	(1)	2
Net increase (decrease) in net assets resulting from operations	6,318	3,363	(2,375)	19,714
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(1,619)	(524)	(20,550)	—
Investor Class Shares	(454)	(145)	(2,460)	—
Class C Shares	(176)	(47)	(595)	—
Total dividends and distributions	(2,249)	(716)	(23,605)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	12,109	33,366	4,758	82,515
Proceeds from shares issued in lieu of cash distributions	1,166	472	14,745	—
Cost of shares redeemed	(12,566)	(25,607)	(79,427)	(462,399)
Net increase (decrease) in net assets from Institutional Class Shares transactions	709	8,231	(59,924)	(379,884)
Investor Class Shares
Proceeds from shares issued	36,545	31,610	1,059	4,871
Proceeds from shares issued in lieu of cash distributions	400	141	2,346	—
Cost of shares redeemed	(6,302)	(28,345)	(7,960)	(34,856)
Net increase (decrease) in net assets from Investor Class Shares transactions	30,643	3,406	(4,555)	(29,985)
Class C Shares
Proceeds from shares issued	708	1,987	7	42
Proceeds from shares issued in lieu of cash distributions	142	42	565	—
Cost of shares redeemed	(139)	(708)	(910)	(2,865)
Net increase (decrease) in net assets from Class C Shares transactions	711	1,321	(338)	(2,823)
Net increase (decrease) in net assets from capital share transactions	32,063	12,958	(64,817)	(412,692)
Total increase (decrease) in net assets	36,132	15,605	(90,797)	(392,978)
Net assets:
Beginning of period	36,783	21,178	138,578	531,556
End of period	$72,915	$36,783	$47,781	$138,578
Undistributed net investment income (accumulated net investment loss)	$(481)	$—	$(7,194)	$(6,550)
Share issued and redeemed:
Institutional Class Shares
Issued	882	2,739	358	7,042
Issued in lieu of cash distributions	104	41	1,695	—
Redeemed	(1,018)	(2,139)	(8,113)	(39,139)
Net increase (decrease) in Institutional Class Shares	(32)	641	(6,060)	(32,097)
Investor Class Shares
Issued	2,738	2,555	108	419
Issued in lieu of cash distributions	36	12	275	—
Redeemed	(499)	(2,382)	(783)	(2,998)
Net increase (decrease) in Investor Class Shares	2,275	185	(400)	(2,579)
Class C Shares
Issued	53	163	1	4
Issued in lieu of cash distributions	13	4	70	—
Redeemed	(12)	(62)	(101)	(254)
Net increase (decrease) in Class C Shares	54	105	(30)	(250)
Net increase (decrease) in share transactions	2,297	931	(6,490)	(34,926)

24 TURNER FUNDS 2015 SEMIANNUAL REPORT

	Turner Titan Fund		Turner Emerging Growth Fund
	period ended 3/31/15 (Unaudited)	year ended 9/30/14	period ended 3/31/15 (Unaudited)	year ended 9/30/14
Investment activities:
Net investment loss	$(64)	$(211)	$(388)	$(2,154)
Net realized gain (loss) from securities sold and securities sold short	417	3,293	15,779	74,679
Net realized gain on written options contracts	—	—	—	—
Net realized gain (loss) on foreign currency transactions	—	(2)	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	297	(1,044)	(2,942)	(70,983)
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—
Net increase (decrease) in net assets resulting from operations	650	2,036	12,449	1,542
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(1,362)	(275)	(8,970)	(11,300)
Investor Class Shares	(65)	(3)	(49,724)	(27,452)
Class C Shares	(31)	—	—	—
Total dividends and distributions	(1,458)	(278)	(58,694)	(38,752)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	2,729	9,298	268	12,449
Proceeds from shares issued in lieu of cash distributions	920	268	8,779	10,821
Cost of shares redeemed	(1,125)	(22,824)	(9,594)	(59,692)
Net increase (decrease) in net assets from Institutional Class Shares transactions	2,524	(13,258)	(547)	(36,422)
Investor Class Shares
Proceeds from shares issued	4	374	9,058	50,804
Proceeds from shares issued in lieu of cash distributions	65	3	46,436	26,301
Cost of shares redeemed	(325)	(245)	(51,445)	(113,434)
Net increase (decrease) in net assets from Investor Class Shares transactions	(256)	132	4,049	(36,329)
Class C Shares
Proceeds from shares issued	—	251	—	—
Proceeds from shares issued in lieu of cash distributions	24	—	—	—
Cost of shares redeemed	—	(22)	—	—
Net increase (decrease) in net assets from Class C Shares transactions	24	229	—	—
Net increase (decrease) in net assets from capital share transactions	2,292	(12,897)	3,502	(72,751)
Total increase (decrease) in net assets	1,484	(11,139)	(42,743)	(109,961)
Net assets:
Beginning of period	10,440	21,579	142,772	252,733
End of period	$11,924	$10,440	$100,029	$142,772
Undistributed net investment income (accumulated net investment loss)	$(64)	$—	$(364)	$24
Share issued and redeemed:
Institutional Class Shares
Issued	240	851	7	207
Issued in lieu of cash distributions	91	25	296	191
Redeemed	(103)	(2,047)	(207)	(1,035)
Net increase (decrease) in Institutional Class Shares	228	(1,171)	96	(637)
Investor Class Shares
Issued	—	34	284	855
Issued in lieu of cash distributions	6	—	1,619	471
Redeemed	(31)	(22)	(1,475)	(1,952)
Net increase (decrease) in Investor Class Shares	(25)	12	428	(626)
Class C Shares
Issued	—	22	—	—
Issued in lieu of cash distributions	3	—	—	—
Redeemed	—	(2)	—	—
Net increase (decrease) in Class C Shares	3	20	—	—
Net increase (decrease) in share transactions	206	(1,139)	524	(1,263)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS (Unaudited)

Statements of changes in net assets (000)

	Turner Midcap Growth Fund		Turner Small Cap Growth Fund
	period ended 3/31/15 (Unaudited)	year ended 9/30/14	period ended 3/31/15 (Unaudited)	year ended 9/30/14
Investment activities:
Net investment loss	$(626)	$(1,328)	$(342)	$(1,640)
Net realized gain from securities sold	32,530	104,546	16,899	48,313
Net change in unrealized appreciation (depreciation) on investment transactions	(12,014)	(59,603)	(8,591)	(44,329)
Net increase in net assets resulting from operations	19,890	43,615	7,966	2,344
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(15,809)	(33,824)	—	—
Investor Class Shares	(76,404)	(50,614)	(46,207)	(40,979)
Retirement Class Shares	(2,077)	(993)	—	—
Total dividends and distributions	(94,290)	(85,431)	(46,207)	(40,979)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	1,979	34,748	—	—
Proceeds from Fund acquisition (Note 10)	14,971	—	—	—
Proceeds from shares issued in lieu of cash distributions	13,702	27,598	—	—
Cost of shares redeemed	(21,968)	(206,567)	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	8,684	(144,221)	—	—
Investor Class Shares
Proceeds from shares issued	44,940	66,808	5,113	25,152
Proceeds from Fund acquisition (Note 10)	14,263	16,748	—	—
Proceeds from shares issued in lieu of cash distributions	72,052	48,868	45,588	40,735
Cost of shares redeemed	(73,798)	(175,570)	(86,244)	(130,206)
Net increase (decrease) in net assets from Investor Class Shares transactions	57,457	(43,146)	(35,543)	(64,319)
Retirement Class Shares
Proceeds from shares issued	253	513	—	—
Proceeds from shares issued in lieu of cash distributions	2,077	993	—	—
Cost of shares redeemed	(1,138)	(576)	—	—
Net increase in net assets from Retirement Class Shares transactions	1,192	930	—	—
Net increase (decrease) in net assets from capital share transactions	67,333	(186,437)	(35,543)	(64,319)
Total increase (decrease) in net assets	(7,067)	(228,253)	(73,784)	(102,954)
Net assets:
Beginning of period	238,901	467,154	130,085	233,039
End of period	$231,834	$238,901	$56,301	$130,085
Distributions in excess of investment income	$(626)	$—	$(1,429)	$(1,087)
Share issued and redeemed:
Institutional Class Shares
Issued	58	882	—	—
Shares from Fund acquisition (Note 10)	646	—	—	—
Issued in lieu of cash distributions	603	778	—	—
Redeemed	(763)	(5,197)	—	—
Net increase (decrease) in Institutional Class Shares	544	(3,537)	—	—
Investor Class Shares
Issued	3,270	1,719	208	616
Shares from Fund acquisition (Note 10)	638	427	—	—
Issued in lieu of cash distributions	3,286	1,403	2,694	1,096
Redeemed	(4,389)	(4,578)	(3,397)	(3,424)
Net increase (decrease) in Investor Class Shares	2,805	(1,029)	(495)	(1,712)
Retirement Class Shares
Issued	8	14	—	—
Issued in lieu of cash distributions	104	30	—	—
Redeemed	(49)	(16)	—	—
Net increase in Retirement Class Shares	63	28	—	—
Net increase (decrease) in share transactions	3,412	(4,538)	(495)	(1,712)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26 TURNER FUNDS 2015 SEMIANNUAL REPORT

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TURNER FUNDS 2015 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2015^	$13.33	(0.15)	2.11	1.96	—	(0.79)	(0.79)
2014	$11.54	(0.18)	2.33	2.15	—	(0.36)	(0.36)
2013	$10.19	(0.13)	1.48	1.35	—	—	—
2012	$10.35	(0.15)	(0.01)	(0.16)	—	—	—
2011 (6)	$10.00	(0.12)	0.47	0.35	—	—	—
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2015^	$13.23	(0.17)	2.09	1.92	—	(0.79)	(0.79)
2014	$11.48	(0.21)	2.32	2.11	—	(0.36)	(0.36)
2013	$10.16	(0.16)	1.48	1.32	—	—	—
2012	$10.34	(0.18)	—	(0.18)	—	—	—
2011 (6)	$10.00	(0.13)	0.47	0.34	—	—	—
Turner Medical Sciences Long/Short Fund — Class C Shares
2015^	$12.87	(0.20)	2.01	1.81	—	(0.79)	(0.79)
2014	$11.26	(0.29)	2.26	1.97	—	(0.36)	(0.36)
2013	$10.04	(0.23)	1.45	1.22	—	—	—
2012	$10.30	(0.25)	(0.01)	(0.26)	—	—	—
2011 (6)	$10.00	(0.18)	0.48	0.30	—	—	—
Turner Spectrum Fund — Institutional Class Shares
2015^	$11.95	(0.08)	0.12	0.04	—	(2.63)	(2.63)
2014	$11.43	(0.14)	0.66	0.52	—	—	—
2013	$10.89	(0.07)	0.61	0.54	—	—	—
2012	$11.45	(0.13)	0.04	(0.09)	—	(0.47)	(0.47)
2011	$10.82	(0.16)	0.79	0.63	—	—	—
2010	$10.81	(0.13)	0.21	0.08	—	(0.07)	(0.07)
Turner Spectrum Fund — Investor Class Shares
2015^	$11.78	(0.09)	0.11	0.02	—	(2.63)	(2.63)
2014	$11.30	(0.17)	0.65	0.48	—	—	—
2013	$10.80	(0.09)	0.59	0.50	—	—	—
2012	$11.38	(0.16)	0.05	(0.11)	—	(0.47)	(0.47)
2011	$10.78	(0.19)	0.79	0.60	—	—	—
2010	$10.80	(0.16)	0.21	0.05	—	(0.07)	(0.07)
Turner Spectrum Fund — Class C Shares
2015^	$11.36	(0.12)	0.10	(0.02)	—	(2.63)	(2.63)
2014	$10.98	(0.25)	0.63	0.38	—	—	—
2013	$10.57	(0.17)	0.58	0.41	—	—	—
2012	$11.23	(0.24)	0.05	(0.19)	—	(0.47)	(0.47)
2011	$10.72	(0.27)	0.78	0.51	—	—	—
2010	$10.80	(0.24)	0.23	(0.01)	—	(0.07)	(0.07)

28 TURNER FUNDS 2015 SEMIANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets*		Portfolio turnover rate**
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2015^	$14.50	16.45%††	$29,860	2.35	%† (2)	3.63	%†	(2.29	)%†	136%
2014	$13.33	19.08%	$27,884	1.93	%† (3)	3.52	%†	(1.44	)%†	409%
2013	$11.54	13.25%	$16,742	1.98	%† (4)	2.99	%†	(1.26	)%†	492%
2012	$10.19	(1.55)%	$37,117	1.87	%† (5)	2.09	%†	(1.45	)%†	900%
2011 (6)	$10.35	3.50%††	$45,147	1.93	% (7)	2.74%		(1.74)%		608%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2015^	$14.36	16.27%††	$39,153	2.60	%† (2)	3.88	%†	(2.54	)%†	136%
2014	$13.23	18.83%	$5,974	2.18	%† (3)	3.77	%†	(1.69	)%†	409%
2013	$11.48	12.99%	$3,062	2.23	%† (4)	3.24	%†	(1.51	)%†	492%
2012	$10.16	(1.74)%	$9,606	2.12	%† (5)	2.34	%†	(1.70	)%†	900%
2011 (6)	$10.34	3.40%††	$12,777	2.14	% (7)	2.89%		(1.93)%		608%
Turner Medical Sciences Long/Short Fund — Class C Shares
2015^	$13.89	15.85%††	$3,902	3.35	%† (2)	4.63	%†	(3.29	)%†	136%
2014	$12.87	17.93%	$2,925	2.93	%† (3)	4.52	%†	(2.44	)%†	409%
2013	$11.26	12.15%	$1,374	2.98	%† (4)	3.99	%†	(2.26	)%†	492%
2012	$10.04	(2.52)%	$2,889	2.87	%† (5)	3.09	%†	(2.45	)%†	900%
2011 (6)	$10.30	3.00%††	$2,165	2.93	% (7)	3.63%		(2.71)%		608%
Turner Spectrum Fund — Institutional Class Shares
2015^	$9.36	2.02%††	$37,295	2.24	%† (8)	3.68	%†	(1.50	)%†	230%
2014	$11.95	4.55%	$120,032	1.93	%† (9)	2.82	%†	(1.18	)%†	443%
2013	$11.43	4.96%	$481,845	1.93	%† (10)	2.75	%†	(0.64	)%†	580%
2012	$10.89	(0.77)%	$832,857	1.89	%† (11)	2.34	%†	(1.15	)%†	996%
2011	$11.45	5.82%	$448,554	1.93	% (12)	2.48%		(1.34)%		1,153%
2010	$10.82	0.77%	$179,526	1.91	% (13)	2.85%		(1.23)%		1,808%
Turner Spectrum Fund — Investor Class Shares
2015^	$9.17	1.86%††	$8,508	2.49	%† (8)	3.93	%†	(1.75	)%†	230%
2014	$11.78	4.25%	$15,630	2.18	%† (9)	3.07	%†	(1.42	)%†	443%
2013	$11.30	4.63%	$44,139	2.18	%† (10)	3.00	%†	(0.89	)%†	580%
2012	$10.80	(0.95)%	$126,533	2.14	%† (11)	2.59	%†	(1.40	)%†	996%
2011	$11.38	5.57%	$161,401	2.18	% (12)	2.70%		(1.61)%		1,153%
2010	$10.78	0.49%	$52,361	2.17	% (13)	3.12%		(1.52)%		1,808%
Turner Spectrum Fund — Class C Shares
2015^	$8.71	1.52%††	$1,978	3.24	%† (8)	1.68	%†	(2.50	)%†	230%
2014	$11.36	3.46%	$2,916	2.93	%† (9)	3.82	%†	(2.18	)%†	443%
2013	$10.98	3.88%	$5,572	2.93	%† (10)	3.75	%†	(1.64	)%†	580%
2012	$10.57	(1.71)%	$10,391	2.89	%† (11)	3.34	%†	(2.15	)%†	996%
2011	$11.23	4.76%	$12,478	2.93	% (12)	3.39%		(2.33)%		1,153%
2010	$10.72	(0.07)%	$7,169	2.92	% (13)	3.82%		(2.19)%		1,808%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
^  For the six-month period ended March 31, 2015 (unaudited). All ratios for the periods have been annualized unless otherwise noted.
†  Does not include acquired fund fees or expenses.
††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.30% of average net assets for the period ended March 31, 2015, 0.09% of which was waived. Broker fees and charges on short sales totaled 1.23% of average net assets for the period ended March 31, 2015, 1.00% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.44%, 3.69% and 4.44% for the Institutional, Investor and Class C Shares, respectively.
(3)  Dividend expense totaled 0.16% of average net assets for the year ended September 30, 2014, 0.16% of which was waived. Broker fees and charges on short sales totaled 1.27% of average net assets for the year ended September 30, 2014, 1.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.36%, 3.61% and 4.36% for the Institutional, Investor and Class C Shares, respectively.
(4)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.79%, 3.04% and 3.79% for the Institutional, Investor and Class C Shares, respectively.
(5)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.06%, 2.31% and 3.06% for the Institutional, Investor and Class C Shares, respectively.
(6)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.
(7)  Dividend expense totaled 0.15% of average net assets for the year ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the year ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44%, 2.65% and 3.44% for the Institutional, Investor and Class C Shares, respectively.
(8)  Dividend expense totaled 0.34% of average net assets for the period ended March 31, 2015, 0.21% of which was waived. Broker fees and charges on short sales totaled 0.77% of average net assets for the period ended March 31, 2015, 0.56% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.01%, 3.26% and 4.01% for the Institutional, Investor and Class C Shares, respectively.
(9)  Dividend expense totaled 0.40% of average net assets for the year ended September 30, 2014, 0.40% of which was waived. Broker fees and charges on short sales totaled 0.44% of average net assets for the year ended September 30, 2014, 0.44% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.77%, 3.01% and 3.77% for the Institutional, Investor and Class C Shares, respectively.
(10)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.83%, 3.08% and 3.83% for the Institutional, Investor and Class C Shares, respectively.
(11)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.42%, 2.67% and 3.42% for the Institutional, Investor and Class C Shares, respectively.
(12)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40%, 2.65% and 3.40% for the Institutional, Investor and Class C Shares, respectively.
(13)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96% and 3.71% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Titan Fund — Institutional Class Shares
2015^	$11.43	(0.06)	0.61	0.55	—	(1.33)	(1.33)
2014	$10.51	(0.11)	1.15	1.04	—	(0.12)	(0.12)
2013	$10.24	(0.08)	0.43	0.35	—	(0.08)	(0.08)
2012	$9.77	(0.11)	0.67	0.56	—	(0.09)	(0.09)
2011 (6)	$10.00	(0.10)	(0.13)	(0.23)	—	—	—
Turner Titan Fund — Investor Class Shares
2015^	$11.32	(0.07)	0.60	0.53	—	(1.33)	(1.33)
2014	$10.44	(0.14)	1.14	1.00	—	(0.12)	(0.12)
2013	$10.20	(0.10)	0.42	0.32	—	(0.08)	(0.08)
2012	$9.76	(0.13)	0.66	0.53	—	(0.09)	(0.09)
2011 (6)	$10.00	(0.11)	(0.13)	(0.24)	—	—	—
Turner Titan Fund — Class C Shares
2015^	$11.00	(0.11)	0.58	0.47	—	(1.33)	(1.33)
2014	$10.22	(0.22)	1.12	0.90	—	(0.12)	(0.12)
2013	$10.07	(0.16)	0.39	0.23	—	(0.08)	(0.08)
2012	$9.72	(0.21)	0.65	0.44	—	(0.09)	(0.09)
2011 (6)	$10.00	(0.16)	(0.12)	(0.28)	—	—	—
Turner Emerging Growth Fund — Institutional Class Shares
2015^	$54.75	(0.09)	3.96	3.87	—	(26.11)	(26.11)
2014	$65.25	(0.46)	0.32	(0.14)	—	(10.36)	(10.36)
2013	$57.68	(0.12)	16.10	15.98	—	(8.41)	(8.41)
2012	$45.83	(0.34)	12.19	11.85	—	—	—
2011	$42.51	(0.40)	3.72	3.32	—	—	—
2010	$37.78	(0.31)	5.04	4.73	—	—	—
Turner Emerging Growth Fund — Investor Class Shares
2015^	$53.75	(0.13)	3.83	3.70	—	(26.11)	(26.11)
2014	$64.38	(0.59)	0.32	(0.27)	—	(10.36)	(10.36)
2013	$57.16	(0.25)	15.88	15.63	—	(8.41)	(8.41)
2012	$45.52	(0.47)	12.11	11.64	—	—	—
2011	$42.32	(0.52)	3.72	3.20	—	—	—
2010	$37.71	(0.41)	5.02	4.61	—	—	—

30 TURNER FUNDS 2015 SEMIANNUAL REPORT

	Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*	Portfolio turnover rate**
Turner Titan Fund — Institutional Class Shares
2015^	$10.65	5.43	%††	$11,405	2.07	%† (2)	2.98%†	(1.03)%†	386%
2014	$11.43	10.00%		$9,633	1.93	%† (3)	2.85%†	(0.99)%†	777%
2013	$10.51	3.43%		$21,166	1.94	%† (4)	2.42%†	(0.76)%†	788%
2012	$10.24	5.75%		$25,811	1.92	%† (5)	2.41%†	(1.03)%†	834%
2011 (6)	$9.77	(2.30	)%††	$11,374	1.92	% (7)	3.54%	(1.47)%	647%
Turner Titan Fund — Investor Class Shares
2015^	$10.52	5.30	%††	$258	2.32	%† (2)	3.23%†	(1.28)%†	386%
2014	$11.32	9.68%		$551	2.18	%† (3)	3.10%†	(1.24)%†	777%
2013	$10.44	3.14%		$387	2.19	%† (4)	2.67%†	(1.01)%†	788%
2012	$10.20	5.44%		$5,038	2.17	%† (5)	2.66%†	(1.28)%†	834%
2011 (6)	$9.76	(2.40	)%††	$2,711	2.16	% (7)	4.66%	(1.65)%	647%
Turner Titan Fund — Class C Shares
2015^	$10.14	4.89	%††	$261	3.07	%† (2)	3.98%†	(2.03)%†	386%
2014	$11.00	8.90%		$256	2.93	%† (3)	3.85%†	(1.99)%†	777%
2013	$10.22	2.28%		$26	2.94	%† (4)	3.42%†	(1.76)%†	788%
2012	$10.07	4.53%		$531	2.92	%† (5)	3.41%†	(2.03)%†	834%
2011 (6)	$9.72	(2.80	)%††	$29	2.92	% (7)	2.31%	(2.44)%	647%
Turner Emerging Growth Fund — Institutional Class Shares
2015^	$32.51	11.54	%††	$18,488	1.15%		1.60%	(0.45)%	52%
2014	$54.75	(0.76)%		$25,912	1.15%		1.42%	(0.76)%	78%
2013	$65.25	32.98%		$72,442	1.15%		1.31%	(0.21)%	62%
2012	$57.68	25.86%		$69,391	1.15%		1.30%	(0.62)%	75%
2011	$45.83	7.81%		$67,035	1.15%		1.27%	(0.77)%	74%
2010	$42.51	12.52%		$276,445	1.15%		1.28%	(0.77)%	96%
Turner Emerging Growth Fund — Investor Class Shares
2015^	$31.34	11.38	%††	$81,541	1.40%		1.85%	(0.70)%	52%
2014	$53.75	(1.00)%		$116,860	1.40%		1.67%	(1.01)%	78%
2013	$64.38	32.63%		$180,291	1.40%		1.56%	(0.46)%	62%
2012	$57.16	25.57%		$168,990	1.40%		1.55%	(0.87)%	75%
2011	$45.52	7.56%		$159,127	1.40%		1.55%	(1.01)%	74%
2010	$42.32	12.22%		$176,823	1.40%		1.53%	(1.02)%	96%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
^  For the six-month period ended March 31, 2015 (unaudited). All ratios for the periods have been annualized unless otherwise noted.
†  Does not include acquired fund fees or expenses.
††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.16% of average net assets for the period ended March 31, 2015, 0.06% of which was waived. Broker fees and charges on short sales totaled 0.18% of average net assets for the period ended March 31, 2015, 0.13% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.26%, 2.51% and 3.26% for the Institutional, Investor and Class C Shares, respectively.
(3)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2014, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.46% of average net assets for the year ended September 30, 2014, 0.46% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.58%, 2.83% and 3.58% for the Institutional, Investor and Class C Shares, respectively.
(4)  Dividend expense totaled 0.14% of average net assets for the year ended September 30, 2013, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.27% of average net assets for the year ended September 30, 2013, 0.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.35%, 2.60% and 3.35% for the Institutional, Investor and Class C Shares, respectively.
(5)  Dividend expense totaled 0.08% of average net assets for the year ended September 30, 2012, 0.08% of which was waived. Broker fees and charges on short sales totaled 0.23% of average net assets for the year ended September 30, 2012, 0.23% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.23%, 2.48% and 3.23% for the Institutional, Investor and Class C Shares, respectively.
(6)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.
(7)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.20%, 2.44% and 3.20% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Midcap Growth Fund—Institutional Class Shares
2015^	$38.57	(0.05)	2.26	2.21	—	(16.16)	(16.16)
2014	$43.43	(0.08)	4.58	4.50	—	(9.36)	(9.36)
2013	$35.39	(0.09)	8.68	8.59	—	(0.55)	(0.55)
2012	$30.42	(0.05)	5.02	4.97	—	—	—
2011	$29.90	(0.06)	0.58	0.52	—	—	—
2010	$26.12	(0.08)	3.86	3.78	—	—	—
Turner Midcap Growth Fund—Investor Class Shares
2015^	$37.79	(0.08)	2.20	2.12	—	(16.16)	(16.16)
2014	$42.85	(0.17)	4.47	4.30	—	(9.36)	(9.36)
2013	$35.03	(0.18)	8.55	8.37	—	(0.55)	(0.55)
2012	$30.16	(0.13)	5.00	4.87	—	—	—
2011	$29.73	(0.13)	0.56	0.43	—	—	—
2010	$26.03	(0.15)	3.85	3.70	—	—	—
Turner Midcap Growth Fund—Retirement Class Shares
2015^	$35.75	(0.11)	1.98	1.87	—	(16.16)	(16.16)
2014	$41.07	(0.25)	4.29	4.04	—	(9.36)	(9.36)
2013	$33.65	(0.25)	8.22	7.97	—	(0.55)	(0.55)
2012	$29.05	(0.20)	4.80	4.60	—	—	—
2011	$28.71	(0.22)	0.56	0.34	—	—	—
2010	$25.20	(0.21)	3.72	3.51	—	—	—
Turner Small Cap Growth Fund—Investor Class Shares
2015^	$37.23	(0.10)	1.89	1.79	—	(20.25)	(20.25)
2014	$44.76	(0.33)	0.76	0.43	—	(7.96)	(7.96)
2013	$35.96	(0.16)	11.47	11.31	—	(2.51)	(2.51)
2012	$27.83	(0.23)	8.36	8.13	—	—	—
2011	$28.97	(0.26)	(0.88)	(1.14)	—	—	—
2010	$25.17	(0.20)	4.00	3.80	—	—	—

32 TURNER FUNDS 2015 SEMIANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*	Portfolio turnover rate**
Turner Midcap Growth Fund—Institutional Class Shares
2015^	$24.62	9.26%††	$42,903	0.93%	1.37%	(0.35)%	48	% (2)
2014	$38.57	12.25%	$46,253	0.93%	1.17%	(0.21)%	89	% (3)
2013	$43.43	24.69%	$205,679	0.93%	1.08%	(0.24)%	84%
2012	$35.39	16.34%	$236,147	0.93%	1.04%	(0.14)%	121%
2011	$30.42	1.74%	$245,480	0.93%	1.05%	(0.18)%	104%
2010	$29.90	14.47%	$164,993	0.93%	1.03%	(0.29)%	90%
Turner Midcap Growth Fund—Investor Class Shares
2015^	$23.75	9.17%††	$184,758	1.18%	1.62%	(0.60)%	48	% (2)
2014	$37.79	11.88%	$187,974	1.18%	1.42%	(0.44)%	89	% (3)
2013	$42.85	24.31%	$257,240	1.18%	1.33%	(0.49)%	84%
2012	$35.03	16.15%	$404,427	1.18%	1.29%	(0.39)%	121%
2011	$30.16	1.45%	$471,286	1.18%	1.28%	(0.38)%	104%
2010	$29.73	14.21%	$751,124	1.18%	1.28%	(0.54)%	90%
Turner Midcap Growth Fund—Retirement Class Shares
2015^	$21.46	8.95%††	$4,173	1.43%	1.87%	(0.85)%	48	% (2)
2014	$35.75	11.74%	$4,674	1.43%	1.67%	(0.68)%	89	% (3)
2013	$41.07	24.11%	$4,235	1.43%	1.58%	(0.74)%	84%
2012	$33.65	15.83%	$4,811	1.43%	1.54%	(0.64)%	121%
2011	$29.05	1.18%	$3,972	1.43%	1.54%	(0.63)%	104%
2010	$28.71	13.93%	$4,578	1.43%	1.53%	(0.79)%	90%
Turner Small Cap Growth Fund—Investor Class Shares
2015^	$18.77	10.74%††	$56,301	1.25%	1.87%	(0.81)%	97%
2014	$37.23	0.99%	$130,085	1.25%	1.66%	(0.83)%	127%
2013	$44.76	33.79%	$233,039	1.25%	1.56%	(0.43)%	82%
2012	$35.96	29.21%	$250,099	1.25%	1.53%	(0.68)%	100%
2011	$27.83	(3.94)%	$229,919	1.25%	1.53%	(0.76)%	119%
2010	$28.97	15.10%	$274,925	1.25%	1.52%	(0.74)%	89%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.
**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
^  For the six-month period ended March 31, 2015 (unaudited). All ratios for the periods have been annualized unless otherwise noted.
††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  If purchases of portfolio securities in connection with the reorganization of the Turner Large Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 61%.
(3)  If purchases of portfolio securities in connection with the reorganization of the Turner All Cap Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 93%.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2015 SEMIANNUAL REPORT 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Notes to financial statements

March 31, 2015

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The funds included herein are Turner Medical Sciences Long/Short Fund ("Medical Sciences Long/Short Fund"), Turner Spectrum Fund ("Spectrum Fund"), Turner Titan Fund ("Titan Fund"), Turner Emerging Growth Fund ("Emerging Growth Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), and Turner Small Cap Growth Fund ("Small Cap Growth Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies along with information on the classes of shares currently being offered.

On January 14, 2015, the Board of Trustees of the Trust (the "Board") determined to close and liquidate the Titan Fund. The Titan Fund, which had previously been scheduled to close and liquidate on or about April 30, 2015, will close and liquidate on or about June 1, 2015. The decision was made after careful consideration of the Titan Fund's asset size, strategic importance, current expenses and historical performance. In connection with the planned liquidation, the Titan Fund discontinued accepting orders for the purchase of Fund shares or exchanges into the Titan Fund from other Turner Funds after the close of business on January 30, 2015.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depositary Receipts ("ADRs"), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value

34 TURNER FUNDS 2015 SEMIANNUAL REPORT

Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments, L.P. ("Turner," the "Adviser," or the "Administrator") believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator, Citi Fund Services, Ohio, Inc. ("Citi" or the "Sub-administrator"), and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended March 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds' investments as of March 31, 2015. The breakdown, by sub-category, of the "common stock" category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)	Total (000)
Medical Sciences Long/Short Fund
Investments in Securities
Common stock	$68,426	$—	$68,426
Cash equivalent	4,015	—	4,015
Total Investments in securities	$72,441	$—	$72,441
Securities Sold Short
Common stock	$26,276	$—	$26,276
Exchange Traded Funds	21,924	—	21,924
Total Securities sold short	$48,200	$—	$48,200
Spectrum Fund
Investments in Securities
Common stock	$44,858	$—	$44,858
Warrant	236	—	236
Total Investments in securities	$45,094	$—	$45,094
Securities Sold Short
Common stock	$20,300	$—	$20,300
Exchange Traded Funds	8,505	—	8,505
Total Securities sold short	$28,805	$—	$28,805
Titan Fund
Investments in Securities
Common stock	$9,620	$—	$9,620
Cash equivalent	2,256	—	2,256
Total Investments in securities	$11,876	$—	$11,876
Securities Sold Short
Common stock	$4,221	$—	$4,221
Exchange Traded Funds	1,210	—	1,210
Total Securities sold short	$5,431	$—	$5,431
Emerging Growth Fund
Investments in Securities
Common stock	$96,832	$—	$96,832
Cash equivalent	28,597	—	28,597
Total Investments in securities	$125,429	$—	$125,429
Midcap Growth Fund
Investments in Securities
Common stock	$225,796	$—	$225,796
Cash equivalent	26,121	—	26,121
Total Investments in securities	$251,917	$—	$251,917
Small Cap Growth Fund
Investments in Securities
Common stock	$55,464	$—	$55,464
Cash equivalent	12,694	—	12,694
Total Investments in securities	$68,158	$—	$68,158

For each Fund, there were no transfers between the levels as of March 31, 2015 based on the input levels assigned at September 30, 2014.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is

TURNER FUNDS 2015 SEMIANNUAL REPORT 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities lots sold.

Securities sold short—Consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the six months ended March 31, 2015.

Option transactions—Consistent with each Fund's investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolios or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from written and purchased options contracts is equity exposure.

During the six months ended March 31, 2015, the Funds held no written or purchased options.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement

36 TURNER FUNDS 2015 SEMIANNUAL REPORT

dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-administration Agreement between Turner and Citi, Citi provides sub-administrative services, including certain fund accounting services, to the Trust. For the six months ended March 31, 2015, Citi was paid $255 (000) by Turner.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Services Agreement.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not to exceed 0.75% of each Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% and the Class C Shares of the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay the Distributor 0.75% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Service Plans"). Under the Service Plans, service providers are entitled to receive aggregate fees for shareholder services not to exceed 0.25% of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust.

Certain officers and trustees of the Trust are also officers or employees of Turner or Citi. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

Turner has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total Fund operating expenses, excluding interest and borrowing cost on short and long sales and short sale dividend expenses, to a specified percentage of the average daily net assets of each Fund on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.90%	January 31, 2016
Investor Class	1.50%	2.15%	January 31, 2016
Class C	1.50%	2.90%	January 31, 2016
Spectrum Fund
Institutional Class	1.50%	1.90%	January 31, 2016
Investor Class	1.50%	2.15%	January 31, 2016
Class C	1.50%	2.90%	January 31, 2016
Titan Fund
Institutional Class	1.50%	1.90%	January 31, 2016
Investor Class	1.50%	2.15%	January 31, 2016
Class C	1.50%	2.90%	January 31, 2016
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2016
Investor Class	1.00%	1.40%	January 31, 2016
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2016
Investor Class	0.75%	1.18%	January 31, 2016
Retirement Class	0.75%	1.43%	January 31, 2016
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2016

TURNER FUNDS 2015 SEMIANNUAL REPORT 37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Prior to January 31, 2015, Turner contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total operating expenses to a specified percentage of the average daily net assets of each of the Funds below on an annualized basis, including interest and borrowing cost of short and long sales and short sale dividend expenses, as disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015
Titan Fund
Institutional Class	1.50%	1.95%	January 31, 2015
Investor Class	1.50%	2.20%	January 31, 2015
Class C	1.50%	2.95%	January 31, 2015

5. Contingent deferred sales charges (Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares of the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Class C Shares statutory prospectus for the Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund.

6. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and option contracts written, for the six months ended March 31, 2015 were as follows:

	Purchases	Sales
Medical Sciences Long/Short Fund	$68,141	$61,104
Spectrum Fund	173,790	268,305
Titan Fund	39,349	39,720
Emerging Growth Fund	61,733	118,696
Midcap Growth Fund*	107,294	164,734
Small Cap Growth Fund	83,149	166,988

*  Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the reorganization of the Turner Large Growth Fund into the Midcap Growth Fund are excluded from these amounts. The cost of purchases excluded were $28,833 (000).

7. Federal tax policies and information:

Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, foreign currency transactions, net operating losses, return of capital distributions, equalization and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Any available tax equalization will be applied prorata to short-term capital gains and to long-term capital gains, and then to net investment income, as applicable.

Withholding taxes on dividends and net realized capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

The tax character of dividends and distributions declared during the years ended September 30, 2014 and September 30, 2013 were as follows (000):

	Ordinary income	Long-term capital gain	Return of capital	Total
Medical Sciences Long/Short Fund
2014	$331	$385	$—	$716
Titan Fund
2014	$—	$278	$—	$278
2013	$367	$—	$—	$367
Emerging Growth Fund
2014	$—	$38,752	$—	$38,752
2013	$—	$32,864	$—	$32,864
Midcap Growth Fund
2014	$17,823	$67,608	$—	$85,431
2013	$739	$7,407	$—	$8,146
Small Cap Growth Fund
2014	$4,658	$36,321	$—	$40,979
2013	$—	$15,983	$—	$15,983

38 TURNER FUNDS 2015 SEMIANNUAL REPORT

As of September 30, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Post- October losses	Late-year ordinary losses	Unrealized appreciation (depreciation)	Total distributable earnings (accumulated losses)
Medical Sciences Long/Short Fund	$1,263	$749	$—	$—	$—	$1,196	$3,208
Spectrum Fund	—	23,520	—	—	(6,549)	5,553	22,524
Titan Fund	673	704	—	—	—	598	1,975
Emerging Growth Fund	420	58,274	—	—	—	24,626	83,320
Midcap Growth Fund	706	87,661	(4,831)	—	—	49,275	132,811
Small Cap Growth Fund	—	44,059	—	(1,088)	(323)	18,106	60,754

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

As of the end of their latest tax year end of September 30, 2014, the Funds in the following table had capital loss carryforwards ("CLCFs"). CLCFs not subject to expiration must be used prior to using any CLCFs that are subject to expiration. A summary of these CLCFs is detailed in the tables below.

The Funds did not have any CLCFs not subject to expiration.

CLCFs subject to expiration:

	Expiring September 30,
	2016	2017	Total
Midcap Growth Fund	$2,441	$2,390	$4,831

As of August 29, 2014, the Midcap Growth Fund credited accumulated net realized loss of $95 (000) and charged paid-in-capital of $21,343 (000) and unrealized appreciation of $3,415 (000) due to the Turner All Cap Growth Fund merger with Midcap Growth Fund.

At March 31, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (000)
Medical Sciences Long/Short Fund	$62,519	$13,918	$(3,996)	$9,922
Spectrum Fund	40,966	6,956	(2,828)	4,128
Titan Fund	10,916	1,099	(139)	960
Emerging Growth Fund	103,058	25,866	(3,495)	22,371
Midcap Growth Fund	213,734	42,067	(3,884)	38,183
Small Cap Growth Fund	58,048	12,746	(2,636)	10,110

For the current open tax year and for all major jurisdictions, management has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Funds upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period. For the six months ended March 31, 2015, the Funds did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expenses are zero, with no interim additions, reductions or settlements.

8. Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day's market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for

TURNER FUNDS 2015 SEMIANNUAL REPORT 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)

their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement ("MSLA") which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of March 31, 2015:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)	Net Amount (000)
Emerging Growth Fund	$23,173	$23,173	$—
Midcap Growth Fund	19,709	19,709	—
Small Cap Growth Fund	10,703	10,703	—

9. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund's net asset value and a magnified effect on the Fund's total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. Fund Mergers:

On January 23, 2015, the Midcap Growth Fund acquired all of the net assets of the Turner Large Growth Fund ("Large Growth Fund"), an open-end investment company, pursuant to a Plan of Reorganization approved by the Large Growth Fund's shareholders at a meeting held on January 15, 2015. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar objectives and policies. The acquisition was accomplished by a tax-free exchange of 811,506 Investor Class shares of the Large Growth Fund, valued at $14,264 (000), for 637,903 Investor Class shares of the Midcap Growth Fund and 843,931 Institutional Class shares of the Large Growth Fund, valued at $14,971 (000) for 646,409 Institutional Class shares of the Midcap Growth Fund outstanding on January 23, 2015. The exchange ratios (Midcap Growth Fund shares issued/ Large Growth Fund shares outstanding) were 0.79:1 for the Investor Class and 0.77:1 for the Institutional Class.

The investment portfolio of the Large Growth Fund, with a fair value of $29,261 (000) and identified cost of $28,833 (000) at January 23, 2015, was the principal asset acquired by the Midcap Growth Fund. For financial reporting purposes, assets received and shares issued by the Midcap Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Large Growth Fund was carried forward to align ongoing reporting of the Midcap Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on January 23, 2015, the net assets of the Large Growth Fund, which included portfolio capital of $22,022 (000), accumulated net investment income of $1 (000), accumulated realized gains of $6,783 (000) and unrealized gains of $428 (000), combined with the Midcap Growth Fund were $225,779 (000). The undistributed net investment income and unrealized gains of the Large Growth Fund may be distributed by the Midcap Growth Fund in future periods. Immediately prior to the merger, the net assets of the Large Growth Fund and the Midcap Growth Fund were $29,234 (000) and $196,545 (000), respectively. All fees and expenses incurred by the Large Growth Fund and the Midcap Growth Fund directly in connection with the Plan of Reorganization were borne by the Advisor.

Assuming the acquisition had been completed on October 1, 2014, the beginning of the annual reporting period of the Midcap Growth Fund, the Fund's pro forma results of operations for the six months ended March 31, 2015, are as follows (000):

Net investment income/(loss):	$(641)
Net realized/unrealized gains/(losses):	21,477
Change in net assets resulting from operations:	$20,836

40 TURNER FUNDS 2015 SEMIANNUAL REPORT

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Growth Fund that have been included in the Midcap Growth Fund's Statement of operations since January 23, 2015.

On August 29, 2014, the Midcap Growth Fund acquired all of the net assets of Turner All Cap Growth Fund ("All Cap Growth Fund"), an open-end investment company, pursuant to a Plan of Reorganization approved by the All Cap Growth Fund shareholders at a meeting held on August 22, 2014. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 426,504 Investor Class shares of the Midcap Growth Fund, valued at $16,748 (000), for 1,425,928 Investor Class shares of the All Cap Growth Fund outstanding on August 29, 2014. The exchange ratio (Midcap Growth Fund shares issued/All Cap Growth Fund shares outstanding) was 0.299:1 for the Investor Class.

The investment portfolio of the All Cap Growth Fund, with a fair value of $16,742 (000) and identified cost of $13,327 (000) at August 29, 2014, was the principal asset acquired by the Midcap Growth Fund. For financial reporting purposes, assets received and shares issued by the Midcap Growth Fund were recorded at fair value; however, the cost basis of the investments received from the All Cap Growth Fund was carried forward to align ongoing reporting of the Midcap Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on August 29, 2014, the net assets of the All Cap Growth Fund, which included portfolio capital of $21,131 (000), accumulated net investment loss of $95 (000), accumulated realized losses of $7,915 (000) and unrealized gains of $3,415 (000), combined with the Midcap Growth Fund were $254,640 (000). The undistributed net investment income and unrealized gains of the All Cap Growth Fund may be distributed by the Midcap Growth Fund in future periods. Immediately prior to the merger, the net assets of the All Cap Growth Fund and the Midcap Growth Fund were $16,535 (000) and $237,892 (000), respectively. All fees and expenses incurred by the All Cap Growth Fund and the Midcap Growth Fund directly in connection with the Plan of Reorganization were borne by the Adviser.

Assuming the acquisition had been completed on October 1, 2013, the beginning of the annual reporting period of the Midcap Growth Fund, the Fund's pro forma results of operations for the year ended September 30, 2014, are as follows (000):

Net investment income/(loss):	$(1,355)
Net realized/unrealized gains/(losses):	47,180
Change in net assets resulting from operations:	$45,825

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the All Cap Growth Fund that have been included in the Midcap Growth Fund's Statement of operations since August 29, 2014.

11. Subsequent Events:

Effective May 30, 2015, the name of Turner Spectrum Fund is changed to Turner Titan II Fund. Turner Titan II Fund will no longer allocate its assets among various investment strategies within the Fund.

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, aside from the event mentioned above, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2015.

TURNER FUNDS 2015 SEMIANNUAL REPORT 41

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Board of Trustees considerations in approving the Advisory Agreement

On February 27, 2015, the Board of Trustees (the "Board" or the "Trustees") of the Turner Funds (the "Funds" or the "Trust") held an in-person meeting to decide whether to renew the advisory agreement for each of the Turner Funds (the "Advisory Agreement") with Turner Investments, L.P. ("Turner" or the "Adviser") for the upcoming year. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser. The materials described, among other things: the Adviser's business; the Adviser's organizational structure, personnel and operations; advisory services; the Funds' performance; compliance; advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2014; and information on trading.

The Trustees discussed all the issues regarding the 15(c) contract renewal, including performance, profitability both before and after 12b-1 fees, and the continuing need to receive in depth reports from portfolio managers and analysts for various funds, as had been the Board's practice over the prior years. The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over the past one, three, five and ten years, where applicable, versus each Fund's respective Lipper peer universe; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Lipper peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services provided by the Adviser and the Adviser's profitability from each Fund for the year ended September 30, 2014; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential; and (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients, to the extent the Board deemed it relevant.

After deliberating on all the materials reviewed and reported, the independent Trustees reached the following conclusions, among others, regarding the Adviser and the advisory agreements; the recent performance of the Funds was, in most cases, within industry norms. They determined that although performance lagged peer groups in the case of a number of Funds, the Funds' performance was, in general satisfactory. The Trustees committed to a continuing close review during the upcoming year of those products where performance lagged. The independent Trustees also concluded that the Funds' net total expense ratios and advisory fees were generally competitive. The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each Fund; and that each Fund, and the Trust, was not large enough to attain significant economies of scale, beyond those already incorporated into the fee structures.

42 TURNER FUNDS 2015 SEMIANNUAL REPORT

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,164.50	2.35%	$12.68
Hypothetical 5% Return	1,000.00	1,013.21	2.35	11.80
Turner Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,162.70	2.60	14.02
Hypothetical 5% Return	1,000.00	1,011.97	2.60	13.04
Turner Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return	1,000.00	1,158.50	3.35	18.03
Hypothetical 5% Return	1,000.00	1,008.23	3.35	16.77
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,020.20	2.24	11.28
Hypothetical 5% Return	1,000.00	1,013.76	2.24	11.25
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,018.60	2.49	12.53
Hypothetical 5% Return	1,000.00	1,012.52	2.49	12.49
	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Turner Spectrum Fund — Class C Shares
Actual Fund Return	$1,000.00	$1,015.20	3.24%	$16.28
Hypothetical 5% Return	1,000.00	1,008.78	3.24	16.23
Turner Titan Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,054.30	2.07	10.60
Hypothetical 5% Return	1,000.00	1,014.61	2.07	10.40
Turner Titan Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,053.00	2.32	11.87
Hypothetical 5% Return	1,000.00	1,013.36	2.32	11.65
Turner Titan Fund — Class C Shares
Actual Fund Return	1,000.00	1,048.90	3.07	15.68
Hypothetical 5% Return	1,000.00	1,009.62	3.07	15.38
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,115.40	1.15	6.07
Hypothetical 5% Return	1,000.00	1,019.20	1.15	5.79

TURNER FUNDS 2015 SEMIANNUAL REPORT 43

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,113.80	1.40%	$7.38
Hypothetical 5% Return	1,000.00	1,017.95	1.40	7.04
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,092.60	0.93	4.85
Hypothetical 5% Return	1,000.00	1,020.29	0.93	4.68
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,091.70	1.18	6.15
Hypothetical 5% Return	1,000.00	1,019.05	1.18	5.94
	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	$1,000.00	$1,089.50	1.43%	$7.45
Hypothetical 5% Return	1,000.00	1,017.80	1.43	7.19
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,107.40	1.25	6.57
Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period from 10/1/14 - 3/31/15).

44 TURNER FUNDS 2015 SEMIANNUAL REPORT

Turner Funds

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's Web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investments, L.P. Turner Investments, L.P. will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' Web site, www.turnerinvestments.com; (ii) on the Commission's Web site at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

TURNER FUNDS 2015 SEMIANNUAL REPORT 45

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46 TURNER FUNDS 2015 SEMIANNUAL REPORT

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TURNER FUNDS 2015 SEMIANNUAL REPORT 47

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48 TURNER FUNDS 2015 SEMIANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-SA-002-0509

Item 2. Code of Ethics.

Not applicable for semiannual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semiannual report.

(a)(2) A separate certification for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date	6/1/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date	6/1/15

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Controller and Chief Financial Officer (Principal Financial Officer)

Date	6/1/15